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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 11/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.3%

 Energy - 12.7%

 Oil & Gas Equipment & Services - 5.9%

 430,791

 Halliburton Co.

 $

 17,167,021

 317,505

 Schlumberger, Ltd.

 24,495,511

 $

 41,662,532

 Oil & Gas Exploration & Production - 2.2%

 406,316

 Newfield Exploration Co. *

 $

 15,545,650

 Oil & Gas Refining & Marketing - 4.6%

 445,563

 Valero Energy Corp.

 $

 32,018,157

 Total Energy

 $

 89,226,339

 Materials - 1.8%

 Commodity Chemicals - 1.8%

 129,985

 LyondellBasell Industries NV

 $

 12,455,163

 Total Materials

 $

 12,455,163

 Capital Goods - 7.9%

 Aerospace & Defense - 3.2%

 60,062

 Northrop Grumman Corp.

 $

 11,193,154

 94,814

 Raytheon Co.

 11,759,780

 $

 22,952,934

 Industrial Machinery - 4.7%

 559,720

 Ingersoll-Rand Plc

 $

 32,838,772

 Total Capital Goods

 $

 55,791,706

 Transportation - 2.1%

 Airlines - 2.1%

 359,813

 American Airlines Group, Inc.

 $

 14,845,884

 Total Transportation

 $

 14,845,884

 Consumer Durables & Apparel - 2.0%

 Household Appliances - 2.0%

 84,507

 Whirlpool Corp.

 $

 13,734,078

 Total Consumer Durables & Apparel

 $

 13,734,078

 Media - 2.4%

 Movies & Entertainment - 2.4%

 245,167

 Time Warner, Inc.

 $

 17,156,787

 Total Media

 $

 17,156,787

 Retailing - 1.5%

 Homefurnishing Retail - 1.5%

 192,503

 Bed Bath & Beyond, Inc. *

 $

 10,495,264

 Total Retailing

 $

 10,495,264

 Food, Beverage & Tobacco - 7.8%

 Brewers - 2.8%

 210,948

 Molson Coors Brewing Co. (Class B)

 $

 19,413,544

 Agricultural Products - 1.3%

 254,611

 Archer-Daniels-Midland Co.

 $

 9,290,755

 Packaged Foods & Meats - 2.2%

 315,973

 Tyson Foods, Inc.

 $

 15,798,650

 Tobacco - 1.5%

 227,559

 Reynolds American, Inc.

 $

 10,524,604

 Total Food, Beverage & Tobacco

 $

 55,027,553

 Health Care Equipment & Services - 4.0%

 Health Care Services - 2.1%

 176,291

 Express Scripts Holding Co. *

 $

 15,069,355

 Managed Health Care - 1.9%

 126,770

 Aetna, Inc.

 $

 13,025,618

 Total Health Care Equipment & Services

 $

 28,094,973

 Pharmaceuticals, Biotechnology & Life Sciences - 6.6%

 Pharmaceuticals - 6.6%

 320,337

 Johnson & Johnson

 $

 32,430,918

 264,655

 Merck & Co., Inc.

 14,029,362

 $

 46,460,280

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 46,460,280

 Banks - 17.5%

 Diversified Banks - 11.3%

 1,144,919

 Bank of America Corp.

 $

 19,955,938

 326,334

 JPMorgan Chase & Co.

 21,759,951

 373,175

 US Bancorp

 16,378,651

 387,141

 Wells Fargo & Co.

 21,331,469

 $

 79,426,009

 Regional Banks - 6.2%

 428,900

 Citizens Financial Group, Inc.

 $

 11,421,607

 250,619

 SunTrust Banks, Inc.

 10,881,877

 226,023

 The PNC Financial Services Group, Inc.

 21,587,457

 $

 43,890,941

 Total Banks

 $

 123,316,950

 Diversified Financials - 6.7%

 Specialized Finance - 1.9%

 227,210

 Nasdaq, Inc.

 $

 13,319,050

 Consumer Finance - 1.5%

 343,390

 Synchrony Financial

 $

 10,930,104

 Asset Management & Custody Banks - 1.3%

 272,376

 Invesco, Ltd.

 $

 9,176,347

 Investment Banking & Brokerage - 2.0%

 403,081

 Morgan Stanley Co.

 $

 13,825,678

 Total Diversified Financials

 $

 47,251,179

 Insurance - 5.7%

 Life & Health Insurance - 2.1%

 270,441

 Lincoln National Corp.

 $

 14,871,551

 Multi-line Insurance - 2.9%

 441,766

 The Hartford Financial Services Group, Inc.

 $

 20,162,200

 Property & Casualty Insurance - 0.7%

 123,402

 XL Group Plc

 $

 4,711,488

 Total Insurance

 $

 39,745,239

 Software & Services - 8.5%

 Internet Software & Services - 5.9%

 1,408,156

 eBay, Inc. *

 $

 41,667,335

 Systems Software - 2.6%

 466,138

 Oracle Corp.

 $

 18,165,398

 Total Software & Services

 $

 59,832,733

 Technology Hardware & Equipment - 3.1%

 Communications Equipment - 3.1%

 789,515

 Cisco Systems, Inc.

 $

 21,514,284

 Total Technology Hardware & Equipment

 $

 21,514,284

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductors - 1.4%

 632,585

 Micron Technology, Inc. *

 $

 10,077,079

 Total Semiconductors & Semiconductor Equipment

 $

 10,077,079

 Utilities - 7.6%

 Electric Utilities - 4.8%

 263,465

 American Electric Power Co., Inc.

 $

 14,756,675

 695,850

 Exelon Corp.

 19,003,664

 $

 33,760,339

 Multi-Utilities - 2.8%

 505,891

 Public Service Enterprise Group, Inc.

 $

 19,780,338

 Total Utilities

 $

 53,540,677

 TOTAL COMMON STOCKS

 (Cost $666,473,640)

 $

 698,566,168

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $666,473,640) (a)

 $

 698,566,168

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 5,006,562

 TOTAL NET ASSETS - 100.0%

 $

 703,572,730

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $666,473,640 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 55,214,362

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (23,121,834)

 Net unrealized depreciation

 $

 32,092,528

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
698,566,168

$
-

$
-

$
698,566,168

 Total

$
698,566,168

$
-

$
-

$
698,566,168

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2016 * Print the name and title of each signing officer under his or her signature.